ACCOUNTS PAYABLE AND PROVISIONS	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND PROVISIONS
12.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2011	December 31, 2010	June 30, 2010
Trade payables	196.3	206.1	158.3
Accruals	301.1	275.4	219.9
Payroll and other compensation	67.5	64.9	72.8
Leave pay accrual	68.3	71.8	61.8
Dividends payable	3.0	8.4	—
Short-term portion of the South Deep Dividend liability	3.4	2.7	—
Foreign levies payable	—	10.8	—
Short term portion of deferred income and mining tax	8.4	13.5	7.7
Other	21.9	17.0	31.4

	669.9	670.6	551.9